Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2023	291,154	$3.49
Granted	369,810	2.67
Vested	(177,149)	3.53
Forfeited	(842)	3.48
Balance at October 31, 2024	482,973	$2.85